Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Net revenues:
Total revenues	$ 5,935	$ 2,660	$ 21,335	$ 14,278
Cost of goods sold (excluding amortization of acquired intangible assets)
Research and development	21,673	16,990	88,353	52,707
Selling, general and administrative	16,460	7,626	71,341	31,336
Change in fair value of contingent consideration liability	4,849	20,656	(41,145)	(55,566)
Amortization of acquired intangible assets	541	541	2,192	3,394
Impairment of acquired intangible assets	0	0	0	129,400
Total operating expenses	47,549	47,055	130,394	166,203
Loss before income taxes	(41,614)	(44,395)	(109,059)	(151,925)
Other income (expense):
Interest income	6	140	332	370
Interest expense	0	(752)	(3,171)	(2,354)
Change in fair value of warrant liabilities	(20,932)	(36,505)	13,482	(58,686)
Loss on the sale of business				(4,434)
Income (expense) related to warrant liabilities			13,482	(58,686)
Other (expense) income, net	(327)	(27)	(1,682)	4,096
Total other income (expense)	(21,253)	(37,144)	8,961	(61,008)
Net loss before income taxes	(62,867)	(81,539)	(100,098)	(212,933)
Income tax expense (benefit)	0	0	20	(4,700)
Net loss	$ (62,867)	$ (81,539)	$ (100,118)	$ (208,233)
Net loss per share—basic and diluted	$ (0.48)	$ (3.4)	$ (1.49)	$ (11.31)
Weighted average shares outstanding - basic and diluted	130,398,811	23,990,063	67,057,278	18,417,910
Product Sales and Rentals
Net revenues:
Total revenues	$ 651	$ 840	$ 3,801	$ 6,854
Cost of goods sold (excluding amortization of acquired intangible assets)
Cost of revenues	474	518	3,528	2,247
Services
Net revenues:
Total revenues	1,283	1,264	5,522	5,556
Cost of goods sold (excluding amortization of acquired intangible assets)
Cost of revenues	948	724	3,649	2,294
License, Royalty and Other
Net revenues:
Total revenues	4,001	556	12,012	1,868
Cost of goods sold (excluding amortization of acquired intangible assets)
Cost of revenues	$ 2,604	$ 0	$ 2,476	$ 391